Note 3 - Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

The following is a reconciliation of the computation for basic and diluted EPS for the three months ended March 31, 2016 and 2015:

	For the periods ended
	3/31/2016	3/31/2015

Net Income (Loss)	$(458,166)	$(595,418)

Weighted-average common stock Outstanding - basic	161,878,686	149,069,490
Equivalents
Stock options	-	0
Warrants	-	0
Convertible Notes	0	902,520

Weighted-average common shares outstanding- Diluted	161,878,686	149,972,010

The following is a reconciliation of the computation for basic and diluted EPS for the years ended December 31, 2015 and 2014:

	For the periods ended
	12/31/2015	12/31/2014

Net Income (Loss)	$(4,490,972)	$(4,480,544)

Weighted-average common stock Outstanding - basic	155,866,313	97,393,209
Equivalents
Stock options	-	0
Warrants	-	0
Convertible Notes	0	662,889
Weighted-average common shares
outstanding- Diluted	155,866,313	98,056,098